Goodwill - Key Assumptions Used in Impairment Testing by CGU (Details) - Cash Generating Units	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Canada
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
After tax WACC	12.40%	11.00%
Long-term growth rate of net operating cash flows*	3.50%	3.50%
ADT
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
After tax WACC	12.40%	12.40%
Long-term growth rate of net operating cash flows*	3.50%	3.50%
France
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
After tax WACC	14.20%	15.10%
Long-term growth rate of net operating cash flows*	3.50%	3.50%
US | EPM US
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
After tax WACC	13.60%
Long-term growth rate of net operating cash flows*	3.50%
US | ERP US
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
After tax WACC	13.60%
Long-term growth rate of net operating cash flows*	3.50%